AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 20, 1998
                                            SECURITIES ACT FILE NO. 333-
                                       INVESTMENT COMPANY ACT FILE NO. 811-


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------

                                    FORM N-2
     /X/ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     /_/ PRE-EFFECTIVE AMENDMENT NO.
     /_/ POST-EFFECTIVE AMENDMENT NO.
                                     AND/OR
     /X/ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /_/ AMENDMENT NO.
                        (Check Appropriate Box or Boxes)

                                ---------------

                   SALOMON BROTHERS HIGH YIELD BOND FUND INC
               (Exact Name of Registrant as Specified in Charter)

                                ---------------

                            Seven World Trade Center
                            New York, New York 10048
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, Including Area Code:
                                 (888) 777-0102

                           Robert A. Vegliante, Esq.
                   Salomon Brothers High Yield Bond Fund Inc
                            Seven World Trade Center
                           New York, New York  10048
                                 (212) 783-7000
                    (Name and Address of Agent for Service)

                                ---------------

                                   Copies to:

                             Gary S. Schpero, Esq.
                           Simpson Thacher & Bartlett
                              425 Lexington Avenue
                           New York, New York  10017
                                 (212) 455-2000

                                ---------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

                As soon as practicable after the effective date
                        of this Registration Statement.

          If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. /X/

          It is proposed that this filing will become effective (check appropriate box):

          /X/ When declared effective pursuant to section 8(c).

          If appropriate, check the following box: /_/ this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

          /_/ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is      .

         If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. /_/

                                ---------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================
     TITLE OF         AMOUNT BEING      PROPOSED       PROPOSED     AMOUNT OF
 SECURITIES BEING    REGISTERED(1)      MAXIMUM        MAXIMUM    REGISTRATION
    REGISTERED                       OFFERING PRICE    AGGREGATE      FEE(2)
                                      PER SHARE(1)     OFFERING
                                                       PRICE(1)
--------------------------------------------------------------------------------
Common Stock,        66,666 Shares       $15.00        $999,990        $295
 $.001 par value
================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.

(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.

                                ---------------

          THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                             CROSS-REFERENCE SHEET
                            PURSUANT TO RULE 481(a)

                N-2 ITEM NUMBER                        LOCATION IN PROSPECTUS (CAPTION)
                ---------------                        --------------------------------
PART A
 1.   Outside Front Cover....................... Outside Front Cover Page
 2.   Inside Front and Outside Back Cover
         Page................................... Outside Front Cover Page; Inside Front
                                                       Cover Page; Outside Back Cover Page
 3.   Fee Table and Synopsis.................... Prospectus Summary; Fee Table
 4.   Financial Highlights...................... Not Applicable
 5.   Plan of Distribution...................... Outside Front Cover Page; Prospectus
                                                       Summary; Management of the Fund;
                                                       Underwriting
 6.   Selling Shareholders...................... Not Applicable
 7.   Use of Proceeds........................... Use of Proceeds; Investment Objectives and
                                                       Policies
 8.   General Description of the Registrant..... Outside Front Cover Page; Prospectus
                                                       Summary; The Fund; Investment
                                                       Objectives and Policies; Additional
                                                       Investment Activities; Risk Factors &
                                                       Special Considerations; Description of
                                                       Capital Stock
 9.   Management................................ Outside Prospectus Summary; Management
                                                       of the Fund; Custodian, Transfer Agent,
                                                       Dividend Paying Agent and Registrar
10.   Capital Stock, Long-Term Debt, and
         Other Securities....................... Outside Front Cover Page; Prospectus
                                                       Summary; Investment Objectives and Policies;
                                                       Description of Capital Stock; Taxation
11.   Defaults and Arrears on Senior
         Securities............................. Not Applicable
12.   Legal Proceedings......................... Not Applicable
13.   Table of Contents of the Statement
         of Additional Information.............. Not Applicable

PART B                                           LOCATION IN PROSPECTUS (CAPTION)
                                                 --------------------------------
14.   Cover Page................................ Outside Front Cover Page
15.   Table of Contents......................... Outside Front Cover Page
16.   General Information and History........... The Fund
17.   Investment Objectives and Policies........ Investment Objectives and Policies;
                                                       Investment Restrictions
18.   Management................................ Management of the Fund
19.   Control Persons and Principal
         Holders of Securities.................. Not Applicable
      Investment Advisory and Other
         Services............................... Management of the Fund
21.   Brokerage Allocation and Other
         Practices.............................. Portfolio Transactions
22.   Tax Status................................ Taxation
23.   Financial Statements...................... Not Applicable

PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                  SUBJECT TO COMPLETION, DATED MARCH 20, 1998
PROSPECTUS
                                 [____] SHARES
                   SALOMON BROTHERS HIGH YIELD BOND FUND INC
                                  COMMON STOCK
                               ($.001 PAR VALUE)

                                ---------------

     The Salomon Brothers High Yield Bond Fund Inc (the "Fund") is a newly organized, closed-end management investment company that seeks to maximize current income by investing primarily in a diversified portfolio of high yield debt securities rated in medium or lower rating categories or determined by the investment manager to be of comparable quality. As a secondary objective, the Fund will seek capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in high yield debt securities. The Fund may invest up to 35% of its total assets in high yield foreign debt securities. The debt securities in which the Fund will invest generally will be rated, at the time of investment, in the categories "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, will be of comparable quality as determined by the investment manager. There can be no assurance that the Fund's investment objectives will be achieved.

     HIGH YIELD DEBT SECURITIES ARE CONSIDERED SPECULATIVE AND ARE SUBJECT TO CERTAIN RISKS. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS" AND "INVESTMENT OBJECTIVES AND POLICIES."

     Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. See "Risk Factors and Special Considerations."

     Salomon Brothers Asset Management Inc will serve as investment manager to the Fund.
                                                        (Continued on next page)

                                ---------------


           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE
                 SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                    ANY  REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

================================================================================
                               PRICE TO         SALES LOAD        PROCEEDS
                               PUBLIC(1)          (1)(2)         TO FUND(3)
--------------------------------------------------------------------------------
Per Share...................    $15.00             none            $15.00
--------------------------------------------------------------------------------
Total(4)....................    $                  none            $
================================================================================

(1) The investment manager or an affiliate will pay the Underwriters a commission in the amount of ___% of the Price to Public per share in connection with the sale of shares of Common Stock offered hereby. See "Underwriting".
(2) The Fund and the investment manager have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended.
(3) Before deducting organizational and offering expenses payable by the Fund (including $______ to be paid to the Underwriters as reimbursement of certain of their expenses in connection with the offering), estimated at $[ ___ ].

(4) The Fund has granted the Underwriters an option exercisable for 45 days after the date hereof to purchase up to an additional [_______] shares to cover over-allotments. If all such shares are purchased, the total Price to Public and Proceeds to the Fund will be $[_________]. See "Underwriting."

                                ---------------

     The shares of Common Stock are being offered by the Underwriters named herein, subject to prior sale, when, as and if accepted by them and subject to certain conditions. It is expected that delivery of the shares of Common Stock will be made in book-entry form through the facilities of The Depository Trust
Company on or about     , 1998.

                                ---------------


________________, 1998

(Continued from cover page)

     Application will be made to list the Common Stock on the New York Stock Exchange under the symbol "[___]." PRIOR TO THIS OFFERING, THERE HAS BEEN NO PUBLIC MARKET FOR THE FUND'S SHARES OF COMMON STOCK. HOWEVER, DURING AN INITIAL PERIOD WHICH IS NOT EXPECTED TO EXCEED ONE WEEK FROM THE DATE OF THIS PROSPECTUS, THE FUND'S COMMON STOCK WILL NOT BE LISTED ON ANY SECURITIES EXCHANGE. DURING SUCH PERIOD, THE UNDERWRITERS DO NOT INTEND TO MAKE A MARKET IN THE FUND'S COMMON STOCK. CONSEQUENTLY, IT IS ANTICIPATED THAT AN INVESTMENT IN THE FUND WILL BE ILLIQUID DURING SUCH PERIOD.

     At times, the Fund intends to utilize leverage through borrowing or by issuing shares of preferred stock or debt securities, in an amount up to 33 1/3% of the Fund's total assets including the amount obtained from leverage. Through these leveraging techniques, the Fund will seek to obtain a higher return for holders of Common Stock than if the Fund did not use leverage. There are special risks and costs associated with leveraging. See "Additional Investment Activities - Leverage."

     The address of the Fund is Seven World Trade Center, New York, New York 10048, and the Fund's telephone number is (888) 777-0102. Investors are advised to read this Prospectus, which sets forth information about the Fund that investors should know before investing, and to retain it for future reference. The Securities and Exchange Commission (the "Commission") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

                                ---------------

     CERTAIN PERSONS PARTICIPATING IN THIS OFFERING MAY ENGAGE IN TRANSACTIONS THAT STABILIZE, MAINTAIN OR OTHERWISE AFFECT THE MARKET PRICE OF THE COMMON STOCK OF THE FUND, INCLUDING THE ENTRY OF STABILIZING BIDS, COVERING TRANSACTIONS OR THE IMPOSITION OF PENALTY BIDS. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING."

                               PROSPECTUS SUMMARY

          The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

The Fund..............................  The Fund is a newly organized, closed-end management investment
                                        company which seeks to maximize
                                        current income.  The investment
                                        manager believes that by investing in
                                        high yield U.S. debt securities
                                        supplemented by high yield foreign
                                        debt securities, the Fund can
                                        diversify its risk and enhance the
                                        overall credit quality of its
                                        portfolio while maintaining a high
                                        level of current income.

Investment Objectives and
  Policies............................  The Fund's investment objective is to maximize current income by investing
                                        primarily in a diversified portfolio
                                        of high yield debt securities rated
                                        in medium or lower rating categories
                                        or determined by the investment
                                        manager to be of comparable quality.
                                        As a secondary objective, the Fund
                                        will seek capital appreciation.
                                        Under normal market conditions, the
                                        Fund will invest at least 65% of its
                                        total assets in high yield debt
                                        securities.  The Fund may invest up
                                        to 35% of its total assets in high
                                        yield foreign debt securities.  The
                                        debt securities in which the Fund
                                        will invest generally will be rated,
                                        at the time of investment, in the
                                        categories "Baa" or lower by Moody's
                                        or "BBB" or lower by S&P or, if not
                                        rated by Moody's or S&P, will be of
                                        comparable quality as determined by
                                        the investment manager.  Medium and
                                        low-rated and comparable unrated
                                        securities offer yields that
                                        fluctuate over time but generally are
                                        superior to yields on higher-rated
                                        securities.  However, such debt
                                        securities also involve greater risks
                                        than higher-rated securities.
                                        Certain of the debt securities
                                        purchased by the Fund may be rated as
                                        low as "C" by Moody's or "D" by S&P
                                        or may be comparable to securities so
                                        rated.  A description of the ratings
                                        used by Moody's and S&P is set forth
                                        in Appendix A to this Prospectus.

The Offering..........................  [      ] shares of Common Stock, par
                                        value $.001 per share (the "Common
                                        Stock"), of the Fund are being
                                        offered for sale through the several
                                        underwriters (collectively, the
                                        "Underwriters") for whom [         and
                                               ] are acting as representatives.
                                        The initial public offering price of the Common Stock is $15.00 per share. In addition, the Fund has granted the Underwriters an option to purchase up to [_____] additional shares to cover over-allotments. See "Underwriting."

Listing...............................  Prior to this offering, there has been no public market for the shares
                                        of Common Stock of the Fund.
                                        Application will be made to list the
                                        Common Stock on the New York Stock
                                        Exchange (the "NYSE") under the
                                        symbol [  ].  However, during an
                                        initial period which is not expected
                                        to exceed one week from the date of
                                        this Prospectus, the Fund's shares of
                                        Common Stock will not be listed on
                                        any securities exchange.  During such
                                        period, the Underwriters do not
                                        intend to make a market in the Fund's
                                        shares of Common Stock.
                                        Consequently, it is anticipated that
                                        an investment in the Fund will be
                                        illiquid during such period.  See
                                        "Underwriting."

Stock Symbol..........................  [ "___" ]

Investment Manager....................  Salomon Brothers Asset Management Inc
                                        ("SBAM") is the Fund's investment
                                        manager and will manage the Fund's
                                        investment portfolio in accordance
                                        with the Fund's investment objectives
                                        and policies.  SBAM provides a full
                                        range of fixed income and equity
                                        investment advisory services for its
                                        individual and institutional clients
                                        throughout the world and provides
                                        investment advisory services to [
                                        ] registered investment companies.
                                        At March 31, 1998, SBAM had in excess
                                        of $[  ] billion of assets under
                                        management.  SBAM has access to
                                        hundreds
                                        of affiliated research professionals,
                                        including an extensive staff
                                        dedicated to high yield credit
                                        research and to emerging markets
                                        sovereign credit research.

                                        Peter J. Wilby is primarily
                                        responsible for the day-to-day
                                        management of the Fund.  Mr. Wilby,
                                        who joined SBAM in 1989, is a
                                        Managing Director of Salomon Smith
                                        Barney and SBAM and a Senior
                                        Portfolio Manager of SBAM,
                                        responsible for SBAM's investment
                                        company and institutional portfolios
                                        which invest in high yield non-U.S.
                                        and U.S. corporate debt securities
                                        and high yield foreign sovereign debt
                                        securities.  Mr. Wilby is portfolio
                                        manager for, among others, Salomon
                                        Brothers High Income Fund Inc,
                                        Salomon Brothers High Yield Bond Fund
                                        and Salomon Brothers Strategic Bond
                                        Fund, each a  portfolio of Salomon
                                        Brothers Series Funds Inc, Salomon
                                        Brothers Institutional High Yield
                                        Bond Fund and Salomon Brothers
                                        Institutional Emerging Markets Debt
                                        Fund, each a portfolio of Salomon
                                        Brothers Institutional Series Funds
                                        Inc, Salomon Brothers Variable High
                                        Yield Bond Fund and the high yield
                                        and sovereign bond portions of
                                        Salomon Brothers Variable Strategic
                                        Bond Fund, each a portfolio of
                                        Salomon Brothers Variable Series
                                        Funds Inc, The Emerging Markets
                                        Income Fund Inc, The Emerging Markets
                                        Income Fund II Inc, The Emerging
                                        Markets Floating Rate Fund Inc,
                                        Global Partners Income Fund Inc.,
                                        Salomon Brothers Worldwide Income
                                        Fund Inc and the foreign sovereign
                                        debt component of Salomon Brothers
                                        2008 Worldwide Dollar Government Term
                                        Trust Inc.

Management Fees.......................  The Fund will pay SBAM for its investment management services a
                                        monthly fee at an annual rate of [
                                        %] of the Fund's average weekly net
                                        assets plus the proceeds of any
                                        outstanding borrowings used for
                                        leverage.

Dividends and Distributions...........  Beginning with its initial distribution approximately 60 days
                                        after completion of this
                                        offering, it is the Fund's present
                                        policy, which may be changed by the
                                        Board of Directors, to make regular
                                        monthly cash distributions to holders
                                        of Common Stock at a level rate that
                                        reflects the past and projected
                                        performance of the Fund, which over
                                        time will result in the distribution
                                        of all net investment income of the
                                        Fund, and to distribute any net
                                        realized capital gains at least
                                        annually.  Shareholders will have
                                        their dividends and other
                                        distributions from the Fund
                                        automatically reinvested in
                                        additional shares of the Fund unless
                                        they notify the Fund otherwise.  See
                                        "Dividends and Distributions-Dividend
                                        Reinvestment and Cash Purchase Plan."
                                        From and after the leveraging (if
                                        any) of the Common Stock, monthly
                                        distributions to holders of Common
                                        Stock will consist of net investment
                                        income remaining after the payment of
                                        interest or dividends on any
                                        outstanding leverage.

Dividend Reinvestment and Cash
  Purchase Plan.......................  Under the Fund's Dividend
                                        Reinvestment and Cash Purchase Plan
                                        (the "Plan"), shareholders will have
                                        all dividends and distributions
                                        automatically reinvested in
                                        additional shares of Common Stock of
                                        the Fund purchased in the open market
                                        unless they notify the Fund
                                        otherwise.  Shareholders whose shares
                                        are held in the name of a broker or
                                        nominee should contact such broker or
                                        nominee to confirm that they may
                                        participate in the Plan.   See
                                        "Dividends and Distributions;
                                        Dividend Reinvestment and Cash
                                        Purchase Plan."

Taxation..............................  The Fund intends to qualify and elect to be treated as a regulated
                                        investment company for U.S. federal
                                        income tax purposes.  As such, it
                                        will generally not be subject to U.S.
                                        federal income tax on income and
                                        gains that are distributed to
                                        shareholders.  See "Taxation."

Custodian, Transfer Agent, Dividend
 Paying Agent and Registrar...........  [            ] will act as custodian
                                        for the Fund's assets.  [             ]
                                        will act as transfer agent, dividend
                                        paying agent and registrar for the
                                        Fund's Common Stock.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

General Considerations
 Relating to High Yield Debt
 Securities...........................  The net asset value of the Fund's shares will change with fluctuations
                                        in the value of its portfolio
                                        securities.  The high yield corporate
                                        debt securities, commonly known as
                                        "junk bonds," and high yield
                                        sovereign debt securities in which
                                        the Fund will invest generally will
                                        be rated, at the time of investment,
                                        in the categories "Baa" or lower by
                                        Moody's or "BBB" or lower by S&P, or
                                        will be of comparable quality.  These
                                        lower-rated and comparable unrated
                                        securities involve greater risks than
                                        higher-rated securities.  Under
                                        rating agency guidelines, lower-rated
                                        securities and comparable unrated
                                        securities will likely have some
                                        quality and protective
                                        characteristics that are outweighed
                                        by large uncertainties or major risk
                                        exposures to adverse conditions.
                                        Lower rated securities are considered
                                        to have extremely poor prospects of
                                        ever attaining any real investment
                                        standing, to have a current
                                        identifiable vulnerability to default
                                        or are in default, to be unlikely to
                                        have the capacity to pay interest and
                                        repay principal when due in the event
                                        of adverse business, financial or
                                        economic conditions, and/or to be in
                                        default or not current in the payment
                                        of interest or principal.  Such
                                        securities are considered speculative
                                        with respect to the issuer's capacity
                                        pay interest and repay principal in
                                        accordance with the terms of the
                                        obligations.  Accordingly, it is
                                        possible that these types of factors
                                        could, in certain instances, reduce
                                        the value and liquidity of securities
                                        held by the Fund with a commensurate
                                        effect on the value of the Fund's
                                        shares.

                                        Because the Fund will invest
                                        primarily in fixed-income securities,
                                        the net asset value of the Fund's
                                        portfolio, and hence its shares, can
                                        be expected to change as general
                                        levels of interest rates fluctuate,
                                        although the market
                                        values of securities rated below
                                        investment grade and comparable
                                        unrated securities tend to react less
                                        to fluctuations in interest rate
                                        levels than do those of higher-rated
                                        securities.  Except to the extent
                                        that values are affected
                                        independently by other factors such
                                        as developments relating to a
                                        specific issuer, when interest rates
                                        decline, the value of a fixed-income
                                        portfolio can generally be expected
                                        to rise.  Conversely, when interest
                                        rates rise, the value of a
                                        fixed-income portfolio can generally
                                        be expected to decline.  These
                                        fluctuations can be expected to be
                                        greater with respect to investments
                                        in fixed-income securities with
                                        longer maturities than investments in
                                        securities with shorter maturities.
                                        Although there is no limitation on
                                        the average maturity of the Fund's
                                        portfolio, SBAM currently expects
                                        that the Fund's high yield debt
                                        portfolio will initially have an
                                        average maturity of 10 to 15 years.

                                        The secondary markets for high yield
                                        debt securities are not as liquid as
                                        the secondary markets for higher
                                        rated securities.  The secondary
                                        markets for high yield debt
                                        securities are characterized by
                                        relatively few market makers,
                                        participants in the market being
                                        mostly institutional investors
                                        including insurance companies, banks,
                                        other financial institutions and
                                        mutual funds.  In addition, the
                                        trading volume for high yield debt
                                        securities is generally lower than
                                        that for higher-rated securities and
                                        the secondary markets could contract
                                        under adverse market or economic
                                        conditions independent of any
                                        specific adverse changes in the
                                        condition of a particular issuer.
                                        These factors may have an adverse
                                        effect on the Fund's ability to
                                        dispose of particular portfolio
                                        investments and may limit the ability
                                        of the Fund to obtain accurate market
                                        quotations for purposes of valuing
                                        securities and calculating net asset
                                        value.  If the Fund is not able to
                                        obtain precise or accurate market
                                        quotations for a particular security,
                                        it will become more difficult for the
                                        Board of

                                        Directors to value the Fund's
                                        portfolio securities and the Board
                                        may have to use a greater degree of
                                        judgment in making such valuations.
                                        Less liquid secondary markets may
                                        also affect the Fund's ability to
                                        sell securities at their fair value.
                                        The Fund may invest without
                                        limitation in illiquid securities,
                                        which may be more difficult to value
                                        and to sell at fair value.
                                        If the secondary markets for high
                                        yield debt securities contract due to
                                        adverse economic conditions or for
                                        other reasons, certain liquid
                                        securities in the Fund's portfolio
                                        may become illiquid and the
                                        proportion of the Fund's assets
                                        invested in illiquid securities may
                                        increase.

                                        Prices for high yield securities may
                                        be affected by legislative and
                                        regulatory developments which could
                                        adversely affect the Fund's net asset
                                        value and investment practices, the
                                        secondary market for high yield
                                        securities, the financial condition
                                        of issuers of these securities and
                                        the value of outstanding high yield
                                        securities.  For example, federal
                                        legislation requiring the divestiture
                                        by federally insured savings and loan
                                        associations of their investments in
                                        high yield bonds and limiting the
                                        deductibility of interest by certain
                                        corporate issuers of high yield bonds
                                        adversely affected the market in
                                        recent years.

General Considerations
 Relating to High Yield
 Corporate Securities.................  While the market values of corporate debt securities rated below
                                        investment grade and comparable
                                        unrated securities tend to react less
                                        to fluctuations in interest rate
                                        levels than do those of higher rated
                                        securities, the market values of
                                        certain of these securities also tend
                                        to be more sensitive to
                                        company-specific developments and
                                        changes in economic conditions than
                                        higher rated securities.  Issuers of
                                        these securities are often highly
                                        leveraged, so that their ability to
                                        service their debt obligations during
                                        an economic downturn or
                                        during sustained periods of rising
                                        interest rates may be impaired.  In
                                        addition, such issuers may not have
                                        more traditional methods of financing
                                        available to them, and may be unable
                                        to repay debt at maturity by
                                        refinancing.  The risk of loss due to
                                        default in payment of interest or
                                        principal by such issuers is
                                        significantly greater than with
                                        investment grade securities because
                                        such securities generally are
                                        unsecured and frequently are
                                        subordinated to the prior payment of
                                        senior indebtedness.  The Fund may
                                        also incur additional expenses to the
                                        extent that it is required to seek
                                        recovery upon a default in the
                                        payment of principal or interest on
                                        its portfolio holdings.

                                        Many fixed income securities,
                                        including certain corporate debt
                                        securities in which the Fund may
                                        invest, contain call or buy-back
                                        features which permit the issuer of
                                        the security to call or repurchase
                                        it.  Such securities may present
                                        risks based on payment expectations.
                                        If an issuer exercises such a "call
                                        option" and redeems the security, the
                                        Fund may have to replace the called
                                        security with a lower yielding
                                        security, resulting in a decreased
                                        rate of return for the Fund.

Considerations Relating
 to High Yield Foreign
 Sovereign and Non-U.S. Corporate
  Debt Securities.....................  Investments in foreign sovereign and
                                        non-U.S. corporate debt securities
                                        involve certain risks not typically
                                        associated with U.S. corporate
                                        investments.  Investing in foreign
                                        sovereign and non-U.S. corporate debt
                                        securities will expose the Fund to
                                        the direct or indirect consequences
                                        of political, social or economic
                                        changes in the countries that issue
                                        the securities.  The ability and
                                        willingness of sovereign obligors in
                                        developing and emerging countries or
                                        the governmental authorities that
                                        control repayment of their external
                                        debt to pay principal and interest on
                                        such debt when due may depend on
                                        general economic and
                                        political
                                        conditions within the relevant
                                        country.  Countries such as those in
                                        which the Fund may invest have
                                        historically experienced, and may
                                        continue to experience, high rates of
                                        inflation, high interest rates,
                                        exchange rate fluctuations, large
                                        amounts of external debt, balance of
                                        payments and trade difficulties and
                                        extreme poverty and unemployment.
                                        Many of these countries are also
                                        characterized by political
                                        uncertainty or instability.
                                        Additional factors which may
                                        influence the ability or willingness
                                        to service debt include, but are not
                                        limited to, a country's cash flow
                                        situation, the availability of
                                        sufficient foreign exchange on the
                                        date a payment is due, the relative
                                        size of its debt service burden to
                                        the economy as a whole, and its
                                        government's policy towards the
                                        International Monetary Fund (the
                                        "IMF"), the International Bank for
                                        Reconstruction and Development (the
                                        "World Bank") and other international
                                        agencies to which a government debtor
                                        may be subject.

                                        The ability of a foreign sovereign
                                        obligor to make timely and ultimate
                                        payments on its external debt
                                        obligations will also be strongly
                                        influenced by the obligor's balance
                                        of payments, including export
                                        performance, its access to
                                        international credits and
                                        investments, fluctuations on interest
                                        rates and the extent of its foreign
                                        reserves.  A country whose exports
                                        are concentrated in a few commodities
                                        or whose economy depends on certain
                                        strategic imports could be vulnerable
                                        to fluctuations in international
                                        prices of these commodities or
                                        imports.  To the extent that a
                                        country receives payment for its
                                        exports in currencies other than
                                        dollars, its ability to make debt
                                        payments denominated in dollars could
                                        be adversely affected.  If a foreign
                                        sovereign obligor cannot generate
                                        sufficient earnings from foreign
                                        trade to service its external debt,
                                        it may need to depend on continuing
                                        loans and aid from foreign
                                        governments, commercial banks, and
                                        multilateral organizations, and
                                        inflows of foreign investment.  The
                                        commitment on the
                                        part of these foreign governments,
                                        multilateral organizations and others
                                        to make such disbursements may be
                                        conditioned on the government's
                                        implementation of economic reforms
                                        and/or economic performance and the
                                        timely service of its obligations.
                                        Failure to implement such reforms,
                                        achieve such levels of economic
                                        performance or repay principal or
                                        interest when due may result in the
                                        cancellation of such third parties'
                                        commitments to lend funds, which may
                                        further impair the obligor's ability
                                        or willingness to timely service its
                                        debts.  The cost of servicing
                                        external debt will also generally be
                                        adversely affected by rising
                                        international interest rates, because
                                        many external debt obligations bear
                                        interest at rates which are adjusted
                                        based upon international interest
                                        rates.  The ability to service
                                        external debt will also depend on the
                                        level of the relevant government's
                                        international currency reserves and
                                        its access to foreign exchange.
                                        Currency devaluations may affect the
                                        ability of a sovereign obligor to
                                        obtain sufficient foreign exchange to
                                        service its external debt.

                                        As a result of the foregoing, a
                                        governmental obligor may default on
                                        its obligations.  If such an event
                                        occurs, the Fund may have limited
                                        legal recourse against the issuer
                                        and/or guarantor.  Remedies must, in
                                        some cases, be pursued in the courts
                                        of the defaulting party itself, and
                                        the ability of the holder of foreign
                                        sovereign debt securities to obtain
                                        recourse may be subject to the
                                        political climate in the relevant
                                        country.  In addition, no assurance
                                        can be given that the holders of
                                        commercial bank debt will not contest
                                        payments to the holders of other
                                        foreign sovereign debt obligations in
                                        the event of default under their
                                        commercial bank loan agreements.

                                        Sovereign obligors in developing and
                                        emerging countries are among the
                                        world's largest debtors to commercial
                                        banks, other governments,
                                        international financial
                                        organizations and other financial
                                        institutions.  The issuers of the
                                        sovereign debt securities in which
                                        the Fund expects to invest have in
                                        the past experienced substantial
                                        difficulties in servicing their
                                        external debt obligations, which have
                                        led to defaults on certain
                                        obligations and the restructuring of
                                        certain indebtedness.  Restructuring
                                        arrangements have included, among
                                        other things, reducing and
                                        rescheduling interest and principal
                                        payments by negotiating new or
                                        amended credit agreements or
                                        converting outstanding principal and
                                        unpaid interest to Brady Bonds (as
                                        described herein), and obtaining new
                                        credit to finance interest payments.
                                        Holders of certain foreign sovereign
                                        debt securities may be requested to
                                        participate in the restructuring of
                                        such obligations and to extend
                                        further loans to their issuers.
                                        There can be no assurance that the
                                        Brady Bonds and other foreign
                                        sovereign debt securities in which
                                        the Fund may invest will not be
                                        subject to similar defaults or
                                        restructuring arrangements which may
                                        adversely affect the value of such
                                        investments.  Furthermore, certain
                                        participants in the secondary market
                                        for such debt may be directly
                                        involved in negotiating the terms of
                                        these arrangements and may therefore
                                        have access to information not
                                        available to other market
                                        participants.

                                        Payments to holders of the foreign
                                        sovereign debt securities in which
                                        the Fund may invest may be subject to
                                        withholding and other taxes imposed
                                        by a foreign government,  Although
                                        the holders may be entitled to tax
                                        gross-up payments from the issuers of
                                        such instruments, there is no
                                        assurance that such payments will be
                                        made.

Additional Investment
 Strategies...........................  The Fund may employ various additional investment strategies that
                                        entail certain additional or
                                        different risks, such as entering
                                        into interest rate transactions and
                                        options and futures transactions,
                                        entering into repurchase agreements,
                                        purchasing securities on a
                                        when-issued or delayed delivery
                                        basis, lending portfolio securities
                                        and investing in zero coupon
                                        securities, pay-in-kind bonds and
                                        loan participations and assignments.
                                        See "Investment Objectives and
                                        Policies-Zero Coupon Securities,
                                        Pay-in-Kind Bonds and Deferred
                                        Payment Securities; -Loan
                                        Participations and Assignments",
                                        "Additional Investment Activities"
                                        and Appendix B to this Prospectus.

Trading Discount......................  As a newly organized entity, the Fund has no operating history.  Shares of
                                        closed-end investment companies
                                        frequently trade at a discount from
                                        net asset value.  This characteristic
                                        is a risk separate and distinct from
                                        the risk that the Fund's net asset
                                        value will decrease as a result of
                                        its investment activities and may be
                                        greater for investors expecting to
                                        sell their shares in a relatively
                                        short period following completion of
                                        this offering.  It should be noted,
                                        however, that shares of some
                                        closed-end funds have traded at
                                        premiums to net asset value.  The
                                        Fund cannot predict whether its
                                        shares will trade at, above or below
                                        net asset value.  The Fund is
                                        intended primarily for long-term
                                        investors and should not be
                                        considered as a vehicle for trading
                                        purposes.

Leverage..............................  At times, the Fund intends to utilize leverage by borrowing or by issuing
                                        shares of preferred stock or debt
                                        securities, in an amount up to 33
                                        1/3% of the Fund's total assets
                                        including the amount obtained from
                                        leverage.  The use of leverage will
                                        pose certain risks for holders of
                                        Common Stock including the
                                        possibility of higher volatility of
                                        both the net asset value and market
                                        value of the Common Stock.  There can
                                        be no assurance that the Fund will be
                                        able to realize a higher return on
                                        its investment
                                        portfolio than the then current
                                        interest or dividend rate on any
                                        leverage.  In the event the Fund
                                        realizes a return on its investment
                                        portfolio which is less than the then
                                        current interest or dividend rate on
                                        any leverage, the Fund's leveraged
                                        capital structure would result in a
                                        lower yield to the holders of Common
                                        Stock than if the Fund were not
                                        leveraged.  Moreover, any decline in
                                        the value of the Fund's assets will
                                        be borne entirely by holders of
                                        Common Stock in the form of
                                        reductions in the Fund's net asset
                                        value, and any requirement that the
                                        Fund sell assets at a loss in order
                                        to redeem or repay any leverage or
                                        for other reasons would make it more
                                        difficult for the net asset value to
                                        recover.  Accordingly, the effect of
                                        leverage in a declining market is
                                        likely to be a greater decline in the
                                        net asset value of the Common Stock
                                        than if the Fund were not leveraged,
                                        which may be reflected in a greater
                                        decline in the market price of the
                                        Common Stock. See "Additional
                                        Investment Activities--Leverage."

                                        The Fund's use of leverage will be
                                        subject to the provisions of the
                                        Investment Company Act of 1940, as
                                        amended (the "1940 Act"), including
                                        asset coverage requirements and
                                        restrictions on the declaration of
                                        dividends and distributions to
                                        holders of Common Stock or purchases
                                        of Common Stock in the event such
                                        asset coverage requirements are not
                                        met.  In addition, the Fund may seek
                                        to have Moody's, S&P and/or any other
                                        nationally recognized statistical rating organization rate any preferred stock or debt which it issues. As a condition to obtaining such ratings, the terms of any preferred stock or debt securities issued will include asset coverage maintenance provisions which will require the redemption of shares of preferred stock or the repayment of debt in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Stock in such circumstances. In order to meet redemption or repayment requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund.
                                        Prohibitions on dividends and other
                                        distributions on the Common Stock
                                        could impair the Fund's ability to
                                        qualify as a regulated investment
                                        company under the Internal Revenue
                                        Code of 1986, as amended (the
                                        "Code").  The 1940 Act also requires
                                        that holders of preferred stock, and
                                        in certain circumstances holders of
                                        debt securities, have certain voting
                                        rights. See "Additional Investment
                                        Activities-Leverage," "Taxation" and
                                        "Description of Capital Stock."

Year 2000 Issue.......................  Like other investment companies, financial and business organizations
                                        and individuals around the world, the
                                        Fund could be adversely affected if
                                        the computer systems used by SBAM and
                                        the Fund's other service providers do
                                        not properly process and calculate
                                        date-related information and data
                                        from and after January 1, 2000.  This
                                        is commonly known as the "Year 2000
                                        Problem."  SBAM is taking steps to
                                        address the Year 2000 Problem with
                                        respect to the computer systems that
                                        it uses and to obtain assurances that
                                        comparable steps are being taken by
                                        the Fund's other major service
                                        providers.  At this time, however,
                                        there can be no assurance that these
                                        steps will be sufficient to avoid any
                                        adverse impact on the Fund.


Anti-Takeover Provisions..............  The Fund's Articles of Incorporation
                                        contain certain anti-takeover
                                        provisions that may have the effect
                                        of inhibiting the Fund's possible
                                        conversion to open-end status and
                                        limiting the ability of other persons
                                        to acquire control of the Fund.  In
                                        certain circumstances, these
                                        provisions might also inhibit the
                                        ability of shareholders to sell their
                                        shares at a premium over prevailing
                                        market prices.  The Fund's Board of
                                        Directors has determined that
                                        these
                                        provisions are in the best interests
                                        of shareholders generally.

                                               -------------------------

                                        Investors should carefully consider
                                        their ability to assume the foregoing
                                        risks before making an investment in
                                        the Fund.  An investment in shares of
                                        the Fund may not be appropriate for
                                        all investors.  Given the
                                        above-described investment risks
                                        inherent in the Fund, investment in
                                        shares of the Fund should not be
                                        considered a complete investment
                                        program.

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load (as a percentage of offering price)                   None
  Dividend Reinvestment Plan Fees                                          None
ANNUAL EXPENSES (as a percentage of net assets attributable to
  Common Stock):
  Management and Administration Fees (a)(b).....................          _____%
  Interest Payments on Borrowed Funds (b).......................           None
  Other Expenses (b)............................................
                                                                          -----
    Total Annual Expenses (b)...................................
                                                                          =====


EXAMPLE:                                          1      3      5     10
                                                 YEAR  YEARS  YEARS  YEARS
                                                 ----  -----  -----  -----

An investor would pay the following expenses
 on a $1,000 investment, assuming (1) total
 annual expenses of [____]% (assuming no
 leverage) and [____]% (assuming leverage of
 ___ of the Fund's total assets) and (2) a 5%
 annual return throughout the periods:
   Assuming No Leverage........................  $ __  $  __  $  __  $  __
   Assuming [___]% Leverage....................  $ __  $  __  $  __  $  __

_______________
(a) See "Management of the Fund."
(b) In the event the Fund utilizes leverage by borrowing in an amount equal to approximately ___ of the Fund's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to Common Stock, the Management Fees would be _____, Interest Payments on Borrowed Funds would be _____, Other Expenses would be _____, and Total Annual Expenses would be _____. The Fund may utilize leverage up to 33 1/3% of the Fund's total assets (including the amount obtained from leverage), depending on economic conditions. See "Risk Factors and Special Considerations-Leverage" and "Other Investment Policies-Leverage."

          The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES, LEVERAGE AMOUNT OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                                    THE FUND

          The Fund, incorporated in Maryland on March 19, 1998, is a closed-end management investment company registered under the 1940 Act. The Fund's investment objective is to maximize current income by investing primarily in a diversified portfolio of high yield debt securities rated in medium or lower rating categories or determined by SBAM to be of comparable quality. As a secondary objective, the Fund will seek capital appreciation. SBAM, the Fund's investment manager, believes that by investing in high yield U.S. debt securities supplemented by high yield foreign debt securities, the Fund can diversify its risk and enhance the overall credit quality of its portfolio while maintaining a high level of current income. There can be no assurance that the Fund's investment objectives will be achieved. Due to the risks inherent in the securities in which the Fund may invest, the Fund should not be considered as a complete investment program. See "Risk Factors and Special Considerations."

                                USE OF PROCEEDS

          The net proceeds of this offering, estimated to be [$_________] (assuming no exercise of the over-allotment option granted to the Underwriters) after deducting offering and organizational expenses, will be invested in accordance with the policies set forth under "Investment Objectives and Policies" within three months from the date of this Prospectus. Initially, the proceeds will be invested in high quality short-term money market instruments as described under "Investment Objectives and Policies - Other Investments."

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund's investment objective is to maximize current income by investing primarily in a diversified portfolio of high yield debt securities rated in medium or lower rating categories or determined by SBAM to be of comparable quality. As a secondary objective, the Fund will seek capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in high yield debt securities. The Fund may invest up to 35% of its total assets in high yield foreign debt securities. The debt securities in which the Fund will invest generally will be rated, at the time of investment, in the categories "Baa" or lower by Moody's or "BBB" or lower by S&P or, if not rated by Moody's or S&P, will be of comparable quality as determined by the investment manager. Certain of the debt securities purchased by the Fund may be rated as low as "C" by Moody's or "D" by S&P or may be comparable to securities so rated. Debt securities rated by both Moody's and S&P need only satisfy the foregoing ratings standards with respect to either the Moody's or the S&P rating. The Fund is not required to dispose of a debt security if its credit rating or credit quality declines. However, SBAM will continue to evaluate the appropriateness of maintaining such a debt security in the Fund's portfolio in accordance with the approach described below. Medium and low-rated and comparable unrated securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, such debt securities also involve greater risks than higher rated securities. See "Risk Factors and Special Considerations" above. A description of the ratings used by Moody's and S&P is set forth in Appendix A to this Prospectus.

     SBAM will be free to invest in high yield debt securities of any maturity and may adjust the average maturity of the Fund's portfolio from time to time, depending on SBAM's assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Long-term debt securities generally provide a higher yield than short-term debt securities, and therefore SBAM expects that, based upon current market conditions and following the investment of the proceeds of this offering in accordance with the Fund's investment objectives and policies, the Fund's high yield debt securities will initially have an average maturity of 10 to 15 years.

     In light of the risks associated with high yield corporate and sovereign debt securities, SBAM will take various factors into consideration in evaluating the creditworthiness of an issuer as well as the appropriateness of the securities for inclusion in the Fund's portfolio. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. SBAM will also review the ratings, if any, assigned to the security by any recognized rating agencies, although SBAM's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, SBAM will evaluate the relative value of an investment compared with its perceived credit risk. The Fund's ability to achieve its investment objectives may be more dependent on SBAM's credit analysis than would be the case if it invested in higher quality debt securities.

HIGH YIELD CORPORATE DEBT SECURITIES

          The development of a market for high yield non-U.S. corporate securities has been a relatively recent phenomenon. On the other hand, the market for high yield U.S. corporate debt securities is more established than that for high yield non-U.S. corporate debt securities, but has undergone significant changes in the past and may undergo significant changes in the future.

          High yield non-U.S. and U.S. corporate securities in which the Fund may invest include bonds, debentures, notes, commercial paper and preferred stock and will generally be unsecured. Most of the debt securities will bear interest at fixed rates. However, the Fund may also invest in corporate debt securities with variable rates of interest of which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

HIGH YIELD FOREIGN SOVEREIGN AND NON-U.S. CORPORATE DEBT SECURITIES

     The Fund may invest up to 35% of its total assets in foreign fixed-income securities all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the fund's investments in such securities. A description of Brady Bonds is set forth below. The risks associated with these investments are described under the captions "Risk Factors and Special Considerations - Considerations Relating to High Yield Foreign Sovereign and Non-U.S. Corporate Debt Securities" and "- Other Investments--Brady Bonds" below. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxation."

OTHER INVESTMENTS

     Brady Bonds. The Fund expects that a substantial portion of the Fund's sovereign debt securities will consist of Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. SBAM believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

     Investors should recognize that Brady Bonds have been issued only in recent years, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Fund invests are likely to be acquired at a discount, which involves certain considerations discussed below under "Other Investments--Zero Coupon Securities, Pay-in-Kind Bonds and Deferred Payment Securities."

     Zero Coupon Securities, Pay-in-Kind Bonds and Deferred Payment Securities. The Fund may invest up to 30% of its total assets in zero coupon securities and pay-in-kind bonds and, as indicated above, a substantial portion of the Fund's sovereign debt securities may be acquired at a discount. These investments involve special risk considerations. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Zero coupon securities may have conversion features. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.
Any such equity securities received in payment of interest will be subject to the 20% limitation described below under "Other Investments--Equity Securities." Any such debt securities received in payment of interest will not be subject to the Fund's credit quality standards for new investments. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon becomes effective and interest becomes payable at regular intervals.

     Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying securities with similar maturities. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers.

     Current federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy certain distribution requirements. See "Taxation--The Fund."

     Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Fund considers these investments to be investments in debt securities for purposes of this Prospectus. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by SBAM to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     The Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     The Fund's Board of Directors has adopted policies and procedures for the purpose of determining whether Assignments and Participations are liquid or illiquid. Pursuant to these policies, the Board has delegated to SBAM the duty to make this determination, subject to the periodic review by the Board. To the extent that liquid Assignments and Participations that the Fund holds becomes illiquid, the percentage of the Fund's assets invested in illiquid assets would increase.

     Equity Securities. The Fund may invest up to 20% of its total assets in common stock, convertible securities, warrants, preferred stock or other equity securities of U.S. issuers when consistent with the Fund's objectives. The Fund will generally hold such investments as a result of purchases of unit offerings of debt securities which include such securities or in connection with an actual or proposed conversion or exchange of debt securities. The Fund will treat investments acquired in this manner, together with any holdings of convertible securities, as debt securities for purposes of its policy to invest at least 65% of its total assets, under normal circumstances, in high yield debt securities. The Fund may also purchase equity securities not associated with debt securities when, in the opinion of the investment manager, such purchase is appropriate.

     Higher Quality Debt Securities and Money Market Instruments. There may be times when, in the judgment of SBAM, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, SBAM may employ alternative strategies, including investment of a substantial portion of the Fund's assets in securities rated higher than "Baa" by Moody's or "BBB" by S&P, or in unrated securities of comparable quality. In addition, in order to maintain liquidity, the Fund may invest up to 35% of its total assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S.

Government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody's or which, in the opinion of SBAM, are of comparable creditworthiness; certificates of deposit, banker's acceptances or time deposits of United States banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks) and repurchase agreements with respect to such obligations.

     If at some future date, in the opinion of SBAM, adverse conditions prevail in the securities markets which makes the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in high-quality short-term money market instruments.

                              ____________________

     The Fund's investment objectives, together with the investment restrictions set forth under "Investment Restrictions" below, are fundamental policies that may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The other policies and investment restrictions referred to in this Prospectus are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. As used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.


                        ADDITIONAL INVESTMENT ACTIVITIES

LEVERAGE

          At times, the Fund intends to utilize leverage by borrowing or by issuing shares of preferred stock or debt securities. The Fund intends to leverage in an amount up to 33-1/3% of its total assets including the amount obtained from leverage. It is anticipated that the interest payments on any borrowing or debt securities or the dividends on any preferred stock will reflect short-term rates, and that the net return on the Fund's portfolio, including the proceeds of any leverage, will exceed the interest or dividend rate applicable to the leverage. Whether to leverage and the terms of, and the timing of leverage will be determined by the Fund's Board of Directors. The extent to which the Fund is leveraged from time to time will vary depending on the judgment of the Board of Directors, in consultation with SBAM, regarding market conditions. Through these leveraging techniques, the Fund will seek to obtain a higher return for holders of Common Stock than if the Fund were not leveraged. There can be no assurance, however, that the Fund will engage in any leveraging techniques.

          Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Stock. These include the possibility of higher volatility of the net asset value of the Common Stock and potentially more volatility in the market value of the Common Stock. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current interest or dividend rate of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize a higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current interest or dividend rate on any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then current interest or dividend rate on any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged. Similarly, since any decline in the net asset value of the Fund's investments will be borne entirely by holders of the Common Stock, the effect of leverage in a declining market would be a greater decrease in net asset value applicable to the Common Stock than if the Fund were not leveraged. Any such decrease would likely be reflected in a decline in the market price of the Common Stock. If the Fund's current investment income were not sufficient to meet interest or dividend requirements on any leverage, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the net asset value attributable to the Common Stock.

          The Fund's use of leverage will be subject to the provisions of the 1940 Act, including asset coverage requirements and restrictions on the declaration of dividends and distributions to holders of Common Stock or purchases of Common Stock in the event such asset coverage requirements are not met. The 1940 Act also requires that holders of preferred stock, and in certain circumstances holders of debt securities, have certain voting rights. See "Description of Capital Stock."

          In addition, the Fund may apply for a rating from Moody's, S&P and/or any other nationally recognized statistical rating organization on any preferred stock or debt which it issues; however, no minimum rating is required for the issuance of preferred stock or debt by the Fund. The Fund believes that obtaining one or both of such ratings for its preferred stock or debt securities will enhance the marketability of the preferred stock or debt securities and thereby reduce the dividend rate on the preferred stock or interest requirements on such debt securities from that which the Fund would be required to pay if the preferred stock or debt securities were not so rated. The rating agencies for any preferred stock or debt securities may require asset coverage maintenance ratios in addition to those imposed by the 1940 Act. The ability of the Fund to comply with such asset coverage maintenance ratios may be subject to circumstances beyond the control of the Fund such as market conditions for its portfolio securities. The Fund expects that the terms of any preferred stock or debt securities will provide for mandatory redemption of the preferred stock or repayment of debt in the event the Fund fails to meet such asset coverage maintenance ratios. In such circumstances, the Fund may have to liquidate portfolio securities in order to meet redemption or repayment requirements. Such liquidations and redemptions would cause the Fund to incur transaction costs and could result in capital losses to the Fund. This would have the effect of reducing the net asset value to holders of the Common Stock and could reduce the Fund's net income in the future.

          The issuance of preferred stock or debt will entail certain initial costs and expenses such as underwriting discounts or placement fees, fees associated with registration with the Commission, filings under state securities laws, rating agency fees, legal and accounting fees, printing costs and certain other ongoing expenses such as administrative and accounting fees. These costs and expenses will be borne by the Fund and will reduce net assets available to holders of the Common Stock.

          The Fund expects that all of its borrowing will be made on a secured basis. The Fund's custodian will either segregate the assets securing the Fund's borrowing for the benefit of the Fund's lenders or arrangements will be made with a suitable sub-custodian, which may include a lender. If the assets used to secure the borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's shareholders, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

          If the Fund leverages through preferred stock, under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities, as defined in the 1940 Act, must be equal, immediately after any such issuance of preferred stock, to at least 200% of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred stock. Such percentage must also be met any time the Fund pays a dividend or makes any other distribution on Common Stock (other than a distribution in Common Stock) or any time the Fund repurchases Common Stock, in each case after giving effect to such dividend, distribution or repurchase. The liquidation value of preferred stock is expected to equal the aggregate original purchase price plus any accrued and unpaid dividends thereon (whether or not earned or declared). See "Description of Capital Stock."

          If the Fund leverages through borrowing or issuing debt securities, under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities, as defined in the 1940 Act, must at least be equal, immediately after the issuance of senior securities consisting of debt, to 300% of the aggregate principal amount of all outstanding senior securities of the Fund which are debt. If the Fund leverages through the issuance of senior securities consisting of debt, the 300% asset coverage maintenance ratio referred to above must also be met any time the Fund declares a dividend or other distribution on Common Stock (other than a distribution in Common Stock) or any time the Fund repurchases Common Stock, in each case after giving effect to such dividend, distribution or repurchase.

          The Fund may enter into reverse repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer or any foreign bank that has been determined by SBAM to be creditworthy. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account, with its custodian or a designated sub-custodian, containing liquid assets in an amount not less than the repurchase price marked to market daily (including accrued interest), and will subsequently review the account to ensure that such equivalent value is maintained, in accordance with procedures established by the Board of Directors. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds of the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligations to repurchase the securities, and the Fund's use of proceeds of the reverse repurchase agreement effectively may be restricted pending the decision. Reverse repurchase agreements will be treated as borrowings for purposes of calculating the Fund's borrowing limitation to the extent the Fund does not establish and maintain a segregated account (as described above).

          The Fund may, in addition to engaging in the transactions described above, borrow money for temporary or emergency purposes (including, for example, clearance of transactions, share repurchases or payments of dividends to shareholders) in an amount not exceeding 5% of the value of the Fund's total assets (including the amount borrowed).

DERIVATIVE INSTRUMENTS

     The Fund may from time to time engage in certain strategies generally for hedging or other risk management purposes or in furtherance of the Fund's investment objectives and policies. The Fund may use these strategies to attempt to protect against possible changes in the market value of the Fund's portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, to seek to enhance income or gain, or to attempt to achieve the economic equivalent of floating rate interest payments on fixed rate debt securities it holds. The Fund will engage in such activities from time to time in SBAM's discretion, and may not necessarily be engaging in such activities when movements occur in interest rates or in the securities markets generally that could affect the value of the assets of the Fund. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal income tax requirements applicable to regulated investment companies.

     As part of its strategies, the Fund may purchase and sell futures contracts, it may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, it may enter into the interest rate and currency transactions discussed below and it may enter into other similar transactions which may be developed in the future to the extent SBAM determines that they are consistent with the Fund's investment objectives and policies and applicable regulatory requirements (collectively, "Derivative Transactions"). The Fund may use any or all of these techniques at any time and the use of any particular Derivative Transaction will depend on market conditions. The Derivative Transactions that the Fund may use are described below.

     Interest Rate Transactions. The Fund may enter into interest rate swaps and may purchase interest rate caps, floors and collars and may sell interest rate caps, floors and collars that it has purchased. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to manage the duration of its portfolio, to manage the duration of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

     The Fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or liabilities. The Fund will not enter into any interest rate swap, cap, floor or collar transaction unless SBAM deems the counterparty to be creditworthy at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

     Futures Contracts and Options on Futures Contracts. The Fund may also enter into (a) contracts for the purchase or sale for future delivery ("futures contracts") of debt securities, aggregates of securities, indices based upon the prices thereof, and other financial indices, and (b) put or call options on such futures contracts. When the Fund enters into a futures contract, it must allocate cash or securities as a deposit of initial margin and thereafter will be required to pay or will be entitled to receive variation margin in an amount equal to any change in the value of the contract since the preceding day. If the value of a futures contract the Fund has entered into moves in an adverse direction from the Fund's position, the Fund could be obligated to make payments of variation margin at a disadvantageous time and might be required to liquidate portfolio securities in order to make such margin payments. Transactions in listed futures contracts and options on futures contracts are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged. Except for transactions for which the sum of the premiums on options contracts and the initial margin for futures contracts does not exceed 5% of the net liquidation value of the Fund's assets, the Fund will engage in such transactions only for bona fide hedging purposes, in each case, in accordance with the rules and regulations of the CFTC. To the extent that the Fund engages in transactions in futures contracts or options thereon in order to attempt to achieve the economic equivalent of floating rate interest payments with respect to fixed rate interest payments on fixed rate debt securities it holds, such transactions will not be considered to be undertaken for bona fide hedging purposes.

     Put and Call Options on Securities and Indices of Securities. In order to reduce fluctuations in net asset value or to seek to enhance the Fund's income or gain, the Fund may purchase or sell exchange-traded or over-the-counter put or call options on securities and indices based upon the prices of securities. A call option sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or securities index and may require the Fund to hold an instrument which it might otherwise have sold. In selling put options, the Fund incurs the risk that it may be required to buy the underlying securities at a price higher than the current market price of the securities. In buying put or call options, the Fund is exposed to the risk that such options may expire worthless.

     Currency Transactions. The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described above under "Interest Rate Transactions." The Fund may enter into currency transactions with counterparties that the investment manager deems to be creditworthy.

     Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars, and options on securities, indices and futures contracts sold by the Fund are generally subject to segregation and coverage requirements of either the CFTC or the Commission. If the Fund does not hold the security or futures contract underlying the instrument, the Fund will be required to segregate on an ongoing basis with its custodian, liquid assets in an amount at least equal to the Fund's obligations with respect to such instruments in accordance with procedures established by the Board of Directors. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Fund maintaining securities positions it would otherwise liquidate or segregating assets at a time when it might be disadvantageous to do so.

     Derivative Transactions present certain risks. In particular, the variable degree or correlation between price movements of instruments the Fund has purchased or sold and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's position. In addition, certain derivative instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position.

     Successful use of Derivative Transactions by the Fund is subject to the ability of SBAM to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. These skills are different from those needed to select portfolio securities. If SBAM's expectations are not met, the Fund would be in a worse position that if a Derivative Transaction had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund would lost part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. Losses due to Derivative Transactions will reduce net asset value.

     A detailed discussion of Derivative Transactions, including applicable requirements of the CFTC, the requirement to segregate assets with respect to these transactions and special risks associated with such strategies, appears as Appendix B to this Prospectus.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of SBAM based on guidelines established by the Fund's Board of Directors, are deemed creditworthy. SBAM will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may incur losses and experience time delays in connection with the disposition of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delaying delivery basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis in accordance with procedures established by the Board of Directors. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LOANS OF PORTFOLIO SECURITIES

     The Fund may lend portfolio securities. By doing so, the Fund attempts to increase its income through the receipt of interest on the loan. In the event of the bankruptcy of the other party to either a securities loan or a repurchase agreement, the Fund could experience delays in recovering either the securities it lent or its cash. To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the securities it purchased has decreased, the Fund could experience a loss.

     The Fund may lend securities from its portfolio if liquid assets in an amount at least equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained by the Fund in a segregated account. Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in securities in which the Fund is permitted to invest. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's Board of Directors. The Fund does not currently intend to make loans of portfolio securities with a value in excess of 33 1/3% of the value of its total assets.

ILLIQUID OR RESTRICTED SECURITIES

     The Fund may invest without limitation in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at then current market prices and may have to dispose of such securities over extended periods of time. The Fund will consider repurchase agreements which cannot be liquidated within seven days to be illiquid securities.

     Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale ("Restricted Securities") and may therefore be illiquid by their terms. Restricted Securities may involve added expense to the Fund should the Fund be required to bear registration costs with respect to such securities. In the absence of registration, the Fund would have to dispose of its Restricted Securities pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "Securities Act"), including a transaction in compliance with Rule 144 under the Securities Act, which permits only limited sales under specified conditions unless the Fund has held the securities for at least two years and is unaffiliated with the issuer. Companies whose securities are not publicly traded are also not subject to the same disclosure and other legal requirements as are applicable to companies with publicly traded securities.

     The Fund may purchase certain Restricted Securities ("Rule 144A securities") eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be liquid, though no assurance can be given that a liquid market for Rule 144A securities will develop or be maintained. The Board of Directors has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid, and has delegated to SBAM that determination by requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Board of Directors periodically reviews the Fund's purchases and sales of Rule 144A securities and SBAM's compliance with the above procedures.

                            INVESTMENT RESTRICTIONS

          The following restrictions, along with the Fund's investment objectives, are the Fund's only fundamental policies--that is, policies that cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. See "Description of Capital Stock-- Preferred Stock" and "Description of Capital Stock--Special Voting Provisions" for additional information with respect to the voting rights of holders of preferred stock, if any. The other policies and investment restrictions referred to in this Prospectus are not fundamental policies of the Fund and may be changed by the Fund's Board of Directors without shareholder approval. The percentage restrictions set forth below, as well as those contained elsewhere in this Prospectus, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or take other action to satisfy the percentage restriction. Under its fundamental restrictions, the Fund may not:

          (1) purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements collateralized by any of such obligations;

          (2) make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act;

          (3)  issue senior securities or borrow money except as permitted by
     Section 18 of the 1940 Act;

          (4) purchase or sell commodities or commodity contracts, except that the Fund may engage in Derivative Transactions;

          (5) make loans, except that the Fund may (a) purchase and hold debt instruments (including commercial paper notes, bonds, debentures or other secured or unsecured obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (b) invest in or purchase loans through Participations and Assignments; (c) enter into repurchase agreements with respect to portfolio securities; (d) make loans of portfolio securities, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities; and (e) not consider as loans delays in the settlement of securities transactions;

          (6) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter;

          (7) purchase real estate, real estate mortgage loans or real estate limited partnership interests (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, including real estate investment trusts); or

          (8) invest for the purpose of exercising control over management of any company.

     Additional investment restrictions adopted by the Fund, which are deemed non-fundamental and which may be changed by the Board of Directors, provide that the Fund may not:

          (1) purchase shares of other investment companies in an amount exceeding the limits set forth in the 1940 Act and the rules thereunder; or

          (2) make short sales of securities or purchase securities on margin (except for delayed delivery or when-issued transactions, such short-term credits as are necessary for the clearance of transactions, and margin deposits in connection with transactions in futures contracts, options on futures contracts and options on securities and securities indices).

                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER

          The Fund retains SBAM, a wholly owned subsidiary of Salomon Brothers Holding Company Inc, which is in turn wholly owned by Salomon Smith Barney Holdings Inc.; which is in turn wholly owned by Travelers Group Inc., as its investment manager under an investment management contract. SBAM was incorporated in 1987 and together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of March 31, 1998, SBAM and its worldwide investment advisory affiliates managed approximately $[____] billion of assets. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

          Under the terms of an investment advisory agreement between the Fund and SBAM (the "Advisory Agreement"), SBAM will manage the investment and reinvestment of the assets of the Fund, subject to the supervision of the Fund's Board of Directors. SBAM will make the investment decisions for the Fund and place purchase and sale orders for the Fund's portfolio securities pursuant to the Advisory Agreement. Peter J. Wilby, Executive Vice President of the Fund, will be primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of SBAM and Salomon Smith Barney and is responsible for SBAM's investment company and institutional portfolios which invest in high yield foreign sovereign debt securities and high yield non-U.S. and U.S. corporate debt securities. Mr. Wilby is portfolio manager for, among others, Salomon Brothers High Income Fund Inc, Salomon Brothers High Yield Bond Fund and Salomon Brothers Strategic Bond Fund, each a portfolio of Salomon Brothers Series Funds Inc, Salomon Brothers Institutional High Yield Bond Fund and Salomon Brothers Institutional Emerging Markets Debt Fund, each a portfolio of Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Variable High Yield Bond Fund and the high yield and sovereign bond portions of the Salomon Brothers Variable Strategic Bond portfolio of Salomon Brothers Variable Series Funds Inc, The Emerging Markets Income Fund Inc, The Emerging Markets Income Fund II Inc, The Emerging Markets Floating Rate Fund Inc, Global Partners Income Fund Inc., Salomon Bothers Worldwide Income Fund Inc and the foreign sovereign debt component of Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("PCMG"). He served as director of PCMG's credit research unit and as a corporate and sovereign credit analyst with PCMG. Mr. Wilby later managed high yield bonds and leveraged equities in mutual funds and institutional portfolios at PCMG. In addition, SBAM will make available research and statistical data to the Fund.

          SBAM will pay the reasonable salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors as are directors, officers or employees of SBAM or Salomon Smith Barney, except that the Fund shall bear travel expenses or an appropriate portion thereof of directors and officers of the Fund as are directors, officers or employees of SBAM to the extent that such expenses relate to the attendance at meetings of the Fund's Board of Directors or any committees thereof. The Advisory Agreement provides that SBAM may render similar investment management to others. For its services, SBAM will receive from the
Fund a monthly fee at an annual rate of [    %] of the value of the Fund's
average weekly net assets plus the proceeds of any outstanding borrowings used for leverage ("average weekly net assets" means the average weekly value of the total assets of the Fund, including the amount obtained from leverage and any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares of preferred stock). For purposes of this calculation, average weekly net assets is determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

          Unless earlier terminated as described below, the Advisory Agreement will remain in effect until [______, 2000] and from year to year thereafter if it is approved annually (i) by a majority of the non-interested directors of the Fund and (ii) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by either party thereto or by vote of the shareholders of the Fund and will terminate in the event it is assigned (as defined in the 1940 Act). In case of termination or failure to renew the Advisory Agreement, the Fund's Board of Directors will select a successor investment adviser. Any such successor will be a registered investment adviser under U.S. law.

ADMINISTRATOR

          Mutual Management Corp., a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. (the "Administrator"), will act as administrator for the Fund. Under the Administration Agreement with the Fund (the "Administration Agreement"), the Administrator administers the Fund's corporate affairs subject to the supervision of the Fund's Board of Directors and in connection therewith furnishes the Fund with office facilities together with such ordinary clerical and bookkeeping services (e.g., preparation of annual and other reports to shareholders and the Commission and filing of federal, state and local income tax returns) as are not being furnished by the Fund's custodian. In connection with its administration of the corporate affairs of the Fund, the Administrator will bear the expenses of the salaries and expenses of all of its personnel and all expenses incurred by the Administrator or by the Fund in connection with administering the ordinary course of the Fund's business, other than those assumed by the Fund, as described below. The Administration Agreement provides that the Fund shall pay to the Administrator a monthly fee for its services and the facilities furnished by the Administrator at an annual rate of [___%] of the value of the Fund's average weekly net assets. The Administration Agreement was approved by the Fund's Board of Directors on [_______, 1998], and is effective until it is terminated. It is terminable on 60 days' prior written notice by either party to the other.


EXPENSES OF THE FUND

          Except as indicated above, the Fund will pay all of its expenses, including fees of the directors not affiliated with SBAM and board meeting expenses; fees of SBAM and the Administrator; interest charges; taxes; organization expenses; charges and expenses of the Fund's legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the Fund; expenses of repurchasing shares; expenses of printing and mailing share certificates, shareholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; expenses connected with negotiating, effecting purchase or sale, or registering privately issued portfolio securities; custodial fees and expenses for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating and publishing the net asset value of the Fund's shares; expenses of membership in investment company associations; expenses of leverage; the fees of any rating agencies retained to rate any preferred stock or debt securities issued by the Fund; expenses of fidelity bonding and other insurance expenses including insurance premiums; expenses of shareholders meetings; freight and other charges in connection with the shipment of the Fund's portfolio securities; salaries of shareholder relations personnel; Commission and state registration fees; New York Stock Exchange listing fees; fees payable to the National Association of Securities Dealers, Inc. in connection with this offering; and litigation and other extraordinary or non-recurring expenses.

DIRECTORS AND OFFICERS

          The names of the directors and principal officers of the Fund are set forth below, together with their positions and their principal occupations during the past five years.

                                                       PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE        POSITION WITH THE FUND    AND OTHER AFFILIATIONS
---------------------        ----------------------    ----------------------
*Heath B. McLendon           President and Director   Managing Director, Smith
Age:  63                                              Barney Inc.; Director of 42
                                                      investment companies
                                                      associated with Smith Barney
                                                      Inc.; Director and President
                                                      of MMC and Travelers
                                                      Investment Adviser, Inc. ("of
                                                      principal and interest");
                                                      Chairman of Smith Barney
                                                      Strategy Advisers Inc.  Prior
                                                      to July 1993, Senior
                                                      Executive Vice President of
                                                      Shearson Lehman Brothers,
                                                      Inc. Vice Chairman Shearson
                                                      Asset Management.

[OTHER DIRECTORS TO BE
ADDED]

Peter J. Wilby............  Executive Vice President  Managing Director and
Salomon Brothers Asset                                Portfolio Manager, Salomon
  Management Inc                                      Brothers Asset Management
Seven World Trade Center                              Inc, 1989-Present; Managing
New York, NY  10048                                   Director, Salomon Smith
Age:  38                                              Barney.

Alan M. Mandel............  Treasurer                 Director of SBAM,
Salomon Brothers Asset                                1995-present.  Prior to 1995,
  Management Inc                                      Chief Financial Officer and
7 World Trade Center                                  Vice President of Hyperion
New York, NY  10048                                   Capital Management Inc.
Age:  40

                                                       PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE        POSITION WITH THE FUND    AND OTHER AFFILIATIONS
---------------------        ----------------------    ----------------------
[TO BE NAMED].............  Secretary
Salomon Brothers Asset
  Management Inc
7 World Trade Center
New York, NY  10048
Age:

Robert A. Vegliante.......  Assistant Secretary
Salomon Brothers Asset
  Management Inc
7 World Trade Center
New York, NY  10048
Age:

__________________
* Director who is an "interested person" within the meaning of the 1940 Act.

          Directors who are not "interested persons" (as defined in the 1940
Act) of SBAM will be paid a fee of $[_____] per year, plus [$___] for every meeting of the Board or committee thereof.

          The officers of the Fund conduct and supervise the daily business operations of the Fund, while the directors, in addition to their functions set forth elsewhere under "Management of the Fund," review such actions and decide on general policy.

          The Fund's Board of Directors may have an Executive Committee, which may exercise the powers of the Board to conduct the current and ordinary business of the Fund while the Board is not in session.

          Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes, having terms of one, two and three years, respectively. At the annual meeting of shareholders in each year thereafter, the term of one class will expire and directors will be elected to serve in that class for terms of three years. See "Description of Capital Stock."

          The Articles of Incorporation and By-Laws of the Fund provide that the Fund will indemnify its directors and officers and may indemnify employees or agents of the Fund against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund to the fullest extent permitted by law. In addition, the Fund's Articles of Incorporation provide that the Fund's directors and officers will not be liable to shareholders for money damages, except in limited instances. However, nothing in the Articles of Incorporation or By-Laws of the Fund protects or indemnifies a director, officer, employee or agent against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             PORTFOLIO TRANSACTIONS

          The Fund has no obligation to deal with any brokers or dealers in the execution of transactions in portfolio securities. Subject to policy established by the Fund's Board of Directors, SBAM is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

          Debt securities normally will be purchased from or sold to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities will normally be purchased through brokers to which commissions will be payable. In placing orders, it is the policy of the Fund to obtain the best results taking into account the general execution and operational facilities of the broker or dealer, the type of transaction involved and other factors such as the risk of the broker or dealer in positioning the securities involved. The purchase by the Fund of Participations or Assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the Participation or Assignment. While SBAM generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available. Subject to obtaining the best price and execution, securities firms which provide supplemental research to SBAM may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by SBAM under the Advisory Agreement, and the expenses of SBAM will not necessarily be reduced as a result of the receipt of such supplemental information.

          The Fund anticipates that, in connection with the execution of portfolio transactions on its behalf by SBAM, certain Underwriters may from time to time act as a broker or dealer. In addition, affiliated persons (as such term is defined in the 1940 Act) of the Fund, or affiliated persons of such persons, may from time to time be selected to perform brokerage services for the Fund, subject to the considerations discussed above, but are prohibited by the 1940 Act from dealing with the Fund as principal in the purchase or sale of securities. In order for such an affiliated person to be permitted to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliated person must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such an affiliated person to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Fund is prohibited by the 1940 Act from purchasing securities in primary offerings in which an affiliate acts as an underwriter unless certain conditions established under the 1940 Act are satisfied.

          Investment decisions for the Fund are made independently from those for other funds and accounts advised or managed by SBAM. Such other funds and accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed by SBAM to be equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.

          Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the Fund's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

   DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

          Beginning with its initial distribution approximately 60 days after completion of this offering, it is the Fund's present policy, which may be changed by the Board of Directors, to make regular monthly cash distributions to holders of Common Stock at a level rate that reflects the past and projected performances of the Fund, which over time will result in the distribution of all net investment income of the Fund (i.e., net investment income remaining after the payment of any dividends on preferred stock if any such stock is outstanding) and to distribute any net realized capital gains at least annually. The Fund's initial and subsequent distribution level will be determined by the Fund after giving consideration to a number of factors including the Fund's undistributed net investment income and historical and projected investment income and expenses. Net income consists of all interest income accrued on portfolio assets less all expenses of the Fund. Net investment income for this purpose is income other than net realized long- and short-term capital gains net of expenses.

          To permit the Fund to maintain a more stable monthly distribution, the Fund will from time to time distribute less than the entire amount of net investment income earned in a particular period. Such undistributed net investment income would be available to supplement future distributions which might otherwise have been reduced by a decrease in the Fund's monthly net income due to fluctuation in investment income or expenses. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during such period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value.

          Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders whose shares are registered in their own names will be deemed to have elected to have all distributions (net of any applicable U.S. withholding tax) reinvested automatically in additional shares of the Fund by [____________________] (the "Plan Agent") as agent under the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder by [_________________], as dividend paying agent. In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

          The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares a dividend or capital gains distribution payable either in the Fund's shares or in cash, as shareholders may have elected, participants in the Plan will receive shares of the Fund, as outlined below. Whenever market price per share is equal to or exceeds net asset value per share as of the valuation date, participants will be issued new shares at a price per share equal to the greater of (a) the net asset value per share on that date or (b) 95% of the market price per share on that date. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the New York Stock Exchange, the immediately preceding trading day. The Fund will not issue shares under the Plan at a price below net asset value. If net asset value exceeds the market price of the Fund's shares as of the valuation date, or if the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution has been paid in shares issued by the Fund. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares.

          A shareholder may elect to withdraw from the Plan at any time upon written notice to the Plan Agent. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fractional shares credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent dividends and distributions in cash. Elections will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective after the investment of the then current dividend or distribution. If a withdrawing shareholder requests the Plan Agent to sell the shareholder's shares upon withdrawal from participation in the Plan, the withdrawing shareholder will be required to pay a $2.50 fee plus brokerage commission.

          Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

          The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

          There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fee for the handling of reinvestment of dividends and distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions or voluntary cash payments.

          The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. federal income tax that may be payable on such dividends or distributions. To the extent dividends and distributions are reinvested in additional shares issued by the Fund, participants should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the valuation date, of the shares received (regardless of the net asset value of the shares on the valuation date), and should have a cost basis in such shares equal to such fair market value. Shareholders receiving a distribution in the form of shares purchased by the Plan Agent in the open market will be treated for U.S. federal income tax purposes as receiving a distribution of the cash distribution that such shareholder would have received had it not elected to have such distribution reinvested.

          Experience under the Plan may indicate that changes thereto may be desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid (i) subsequent to notice of the change sent to all shareholders of the Fund at least 90 days before the record date for such dividend or distribution or (ii) otherwise in accordance with the terms of the Plan. The Plan also may be amended or terminated by the Plan Agent by at least 90 days' prior written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan
Agent at [          ].


                                    TAXATION

          The following is a general summary of certain United States federal income tax considerations affecting the Fund and United States and foreign shareholders and, except as otherwise indicated, reflects provisions of the Code as of the date of this Prospectus. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors regarding an investment in the Fund.

THE FUND

          The Fund intends to qualify and elect to be treated as a regulated investment company for federal income tax purposes under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (including, but not limited to, gains from options, futures or forward contracts); and (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business.

          If the Fund qualifies as a regulated investment company and distributes to its holders of Common Stock at least 90% of its net investment income (i.e., the Fund's investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid), the Fund will not be subject to federal income tax on the portion of its net investment income and net capital gain (i.e., the excess of the Fund's net realized long-term capital gain over net realized short-term capital loss) that it distributes to shareholders. However, the Fund would be subject to corporate income tax (currently at a rate of 35%) on any undistributed income and gain.
If the Fund retains amounts attributable to its net capital gain, it will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount currently equal to 65% of the amount of undistributed capital gain included in the shareholder's income.

          In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the aggregate income it distributes in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period generally ending on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from prior years. For this purpose, any income or gain retained by the Fund subject to corporate income tax will be considered to have been distributed by year-end.

          The Fund intends to distribute sufficient income so as to avoid both corporate income tax and the excise tax.

          The Internal Revenue Service ("IRS") has taken the position in a revenue ruling that a regulated investment company that has two or more classes of shares must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of each type of income for each tax year based on the total dividends distributed to each class for such year, including dividends qualifying for the corporate dividends-received deduction and net capital gain. Consequently, when both Common Stock and preferred stock are outstanding, the Fund intends to allocate, to the fullest extent practicable, income distributed to the classes as consisting of particular types of income in accordance with each class's proportionate share of such income. Thus, the Fund will designate dividends qualifying for the corporate dividends-received deduction, income not qualifying for the dividends-received deduction and net capital gain income in a manner that allocates such income between the holders of Common Stock and preferred stock in proportion to the total distributions made to each class during the taxable year, or otherwise as required by applicable law.

          If at any time when leverage is outstanding the Fund does not meet the asset coverage requirements of the 1940 Act or of any rating agency that has rated such leverage, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Additional Investment Activities--Leverage." This may prevent the Fund from distributing at least 90% of its net investment income, and may therefore jeopardize the Fund's qualification for taxation as a regulated investment company or cause the Fund to incur a corporate income tax or a non-deductible 4% excise tax on the undistributed taxable income (including gain). Upon any failure to meet the asset coverage requirements of the 1940 Act, or those imposed by a rating agency, the Fund may, in its sole discretion, purchase or redeem any preferred stock or short-term debt securities in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a regulated investment company. There can be no assurance, however, that any such redemption would achieve such objectives.

          The Fund may engage in various derivative transactions. See "Additional Investment Activities--Derivative Instruments." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (that is, may affect whether gain or loss is ordinary, or capital), accelerate recognition of income to the Fund, affect the holding period of the Fund's assets and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) may require the Fund to mark-to-market certain types of positions in its portfolio (that is, treat them as if they were closed out at the end of each taxable year) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any forward contract, option, futures contract, or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

          The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds or other obligations having original issue discount (i.e., an amount equal to the excess of the security's stated redemption price at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the security's stated redemption price at maturity over its basis immediately after it was acquired) if the Fund elects, as it intends, to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any of the foregoing income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to dispose of other securities to be able to make distributions to its investors.

          The Fund's taxable income will in most cases be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund. An upward adjustment by the IRS to the income of the Fund may result in the failure of the Fund to satisfy the 90% distribution requirement described in this Prospectus necessary for the Fund to maintain its status as a regulated investment company under the Code. In such event, the Fund may be able to make a "deficiency dividend" distribution to its shareholders with respect to the year under examination to satisfy this requirement. Such distribution will be taxable as a dividend to the shareholders receiving the distribution (whether or not the Fund has sufficient current or accumulated earnings and profits for the year in which such distribution is made). A downward adjustment by the IRS to the income of the Fund may cause a portion of the previously made distribution with respect to the year under examination not to be treated as a dividend. In such event, the portion of distributions to such shareholder not treated as a dividend would be recharacterized as a return of capital and reduce the shareholder's basis in the shares held at the time of the previously made distributions. Accordingly, this reduction in basis could cause a shareholder to recognize additional gain upon the sale of such shareholder's shares.

          If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders Additional charges in the nature of interest may be imposed on either the Fund or its shareholders with respect to deferred taxes arising from the distributions or gain. If the Fund were to invest in a PFIC and (if the Fund received the necessary information available from the PFIC, which may be difficult to obtain) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gain of the PFIC, even if not distributed to the Fund. Alternatively, under recently enacted legislation, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the 90% distribution requirement and would be taken into account for purposes of the corporate income and 4% excise tax.

SHAREHOLDERS

          Distributions. Distributions to shareholders of net investment income will be taxable as ordinary income whether paid in cash or reinvested in additional shares. It is not anticipated that a significant portion of such dividends, if any, will qualify for the dividends received deduction generally available to corporate shareholders under the Code. Shareholders receiving distributions from the Fund in the form of additional shares pursuant to the Plan will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

          Distributions to shareholders of net capital gain that are designated by the Fund as "capital gain dividends" will be taxable as long-term capital gain, whether paid in cash or reinvested in additional shares, regardless of how long the shares have been held by such shareholders. These distributions will not be eligible for the dividends received deduction. The current maximum federal income tax rate imposed on long-term capital gain of individuals is 28% with respect to capital assets held for more than one year but less than 18 months and 20% with respect to capital assets held for more than 18 months. The current maximum federal income tax rate imposed on individuals with respect to ordinary income (and short-term capital gain, which is taxed at the same rates as ordinary income) is 39.6%. With respect to corporate taxpayers, long-term capital gain is taxed at the same federal income tax rates as ordinary income and short-term capital gain.

          Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

          Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if paid or reinvested in additional shares). Any dividend declared by the Fund in October, November or December of any calendar year, however, which is payable to shareholders of record on a specified date in such a month will be treated as received by the shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year. Any distribution in excess of the Fund's net investment income and net capital gain would first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, will constitute capital gain to a shareholder who holds his shares as capital assets.

          A notice detailing the tax status of dividends and distributions paid by the Fund will be mailed annually to the shareholders of the Fund.

          Dispositions and Repurchases. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired (whether under the Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired.

          A redemption by the Fund of shares generally will be treated as a sale of the shares by a shareholder provided that after the redemption the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares. If after a redemption a shareholder continues to own, directly or by attribution, any shares, it is possible that any amounts received in the redemption by such shareholder will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their shares redeemed would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund.

          Foreign Taxes. The Fund may be subject to certain taxes imposed by foreign countries with respect to dividends, capital gain and interest income. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of, or exemption from, such taxes. It is anticipated that the Fund will not invest more than 35% of its total assets in foreign securities. Accordingly, the Fund will not be eligible to elect to pass-through to shareholders of the Fund the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid with respect to qualifying taxes.

          Backup Withholding. The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be credited against such shareholder's federal income tax liability.

          Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder") depends, in part, on whether the shareholder's income from the Fund is "effectively connected" with a United States trade or business carried on by the shareholder. If a shareholder is a resident alien or if dividends or distributions from the Fund are effectively connected with a United States trade or business carried on by a foreign shareholder, then dividends of net investment income, distributions of net capital gain and gain realized upon the sale of shares of the Fund will be subject to United States federal income tax at the rates applicable to United States citizens or domestic corporations.

          If the income from the Fund is not effectively connected with a United States trade or business carried on by the foreign shareholder, (i) dividends of net investment income will be subject to a 30% (or lower treaty rate) United States federal withholding tax, and (ii) distributions of net capital gain and gains realized upon the sale of shares of the Fund will not be subject to United States federal income tax as long as such foreign shareholder is not a non-resident alien individual who was physically present in the United States for more than 182 days during the taxable year and, in the case of gains realized upon the sale of Fund shares, certain other conditions are met. However, certain foreign shareholders may nonetheless be subject to 31% backup withholding on distributions of net capital gain and gross proceeds paid to them upon the sale of their shares of the Fund. See "Backup Withholding."

          Transfer by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his death will be includible in such shareholder's gross estate for United States federal estate tax purposes.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. Shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign investors are advised to consult their own tax advisers with respect to (a) whether their income from the Fund is or is not effectively connected with a U.S. trade or business carried on by them, (b) whether they may claim the benefits of an applicable tax treaty and (c) any other tax consequences to them of an investment in the Fund.

                                _______________

          Investors should consult their own tax advisors regarding specific questions as to the federal, state, local and foreign tax consequences of ownership of shares in the Fund.

                                NET ASSET VALUE

          Net asset value will be determined no less frequently than weekly, on the last business day of each week and at such other times as the Board of Directors may determine, by dividing the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of any outstanding shares of preferred stock by the total number of shares of Common Stock outstanding. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (except as described below) (i) at the last sale price prior to the time of determination if there was a sales price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded sovereign debt instruments are typically traded internationally on the over-the-counter market, and will be valued at the mean between the last current bid and asked price as at the close of business of that market. In instances where a price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board of Directors may prescribe. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value. Securities for which reliable quotations or pricing services are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

                          DESCRIPTION OF CAPITAL STOCK

COMMON STOCK

          The authorized capital stock of the Fund is 100,000,000 shares of Common Stock ($.001 par value). The Common Stock of the Fund, when issued, will be fully paid and nonassessable. All shares of Common Stock are equal as to dividends, distributions and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Common Stock is entitled to its proportion of the Fund's assets after debts and expenses. There are no cumulative voting rights for the election of directors. Prior to the offering, SBAM will own 100% of the outstanding shares of Common Stock of the Fund and, consequently, will be a controlling person of the Fund until the shares offered hereby are issued and sold.

          The Fund has no present intention of offering additional shares of its Common Stock. Other offerings of its Common Stock, if made, will require approval of the Fund's Board of Directors. Any additional offering will be subject to the requirements of the 1940 Act that shares of Common Stock may not be sold at a price below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding shares of Common Stock.

PREFERRED STOCK

          The Fund's Charter provides that the Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional or other classes or series, with rights as determined by the Board of Directors, by action by the Board of Directors without the approval of the holders of Common Stock. Holders of Common Stock have no preemptive right to purchase any shares of preferred stock that might be issued.

          The terms of any preferred stock, including its dividend rate, liquidation preference and redemption provisions will be determined by the Board of Directors (subject to applicable law and the Fund's Charter). The Fund believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred stock will be similar to those stated below.

          Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accrued and unpaid dividends, whether or not declared) before any distribution of assets is made to holders of Common Stock. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred stockholders will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any corporation or corporations or a sale of all or substantially all other assets of the Fund will not be deemed to be a liquidation, dissolution or winding upon of the Fund.

          Voting Rights. The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two directors at all times and, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, to elect a majority of the directors at any time two years' dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Description of Capital Stock--Special Voting Provisions" concerning voting requirements for conversion of the Fund to an open-end investment company and other matters. In addition, in the discretion of the Board of Directors, subject to the 1940 Act, the terms of any preferred stock may also provide for the vote of up to 75% of the preferred stock, voting separately as a class, regarding certain transactions involving a merger or sale of assets or conversion of the Fund to open-end status and other matters. The Board of Directors presently intends that, except for the matters discussed in the previous sentence and except as otherwise indicated in this Prospectus and as otherwise required by applicable law, holders of shares of preferred stock will have equal voting rights with holders of Common Stock (one vote per share, unless otherwise required by the 1940 Act), and will vote together with holders of Common Stock as a single class.

          It is presently intended that in connection with the election of the Fund's directors, on and after issuance of any preferred stock, the holders of all outstanding shares of preferred stock, voting as a separate class, would be entitled to elect two directors of the Fund, and the remaining directors would be elected by holders of Common Stock and preferred stock, voting together as a single class. The Fund's By-Laws provide that the Board of Directors shall consist of no more than 12 directors, as may be determined from time to time by vote of a majority of directors then in office.

          The affirmative vote of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of shares of preferred stock so as to affect materially and adversely such preferences, rights, or powers, or increase or decrease the numbers of shares of preferred stock. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

          Redemption, Purchase and Sale of Preferred Stock by the Fund. Any redemption or purchase of shares of preferred stock by the Fund will reduce the leverage applicable to shares of Common Stock, while any resale of such shares of preferred stock by the Fund will increase such leverage. See "Additional Investment Activities--Leverage."

          The discussion above describes the present intention of the Board of Directors with respect to an offering of preferred stock if the Board elects to utilize preferred stock in order to leverage the Fund's Common Stock. If the Board of Directors determines to proceed with such an offering, the terms of the preferred stock may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Charter. The Board of Directors, without the approval of the holders of Common Stock, may authorize an offering of preferred stock or may determine not to authorize such an offering, and may fix the terms of the preferred stock to be offered.

SPECIAL VOTING PROVISIONS

          The Fund has provisions in its Charter and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes, having initial terms of one, two and three years, respectively. At the annual meeting of stockholders in each year thereafter, the term of one class will expire and directors will be elected to serve in that class for terms of three years. This provision could delay for up to two years the replacement of a majority of the Board of Directors. A director may be removed from office only for cause and only by a vote of the holders of at least 75% of the shares of the Fund entitled to be cast on the matter.

          The affirmative vote of 75% of the entire Board of Directors is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. The conversion also requires the affirmative vote of the holders of 75% of the votes entitled to be cast thereon by the shareholders of the Fund unless it is approved by a vote of 75% of the Continuing Directors (as defined below), in which event such conversion requires the approval of the holders of a majority of the votes entitled to be cast thereon by the shareholders of the Fund. A "Continuing Director" is any member of the Board of Directors of the Fund who (i) is not a person or affiliate of a person who enters or proposes to enter into a Business Combination (as defined below) with the Fund (an "Interested Party") and (ii) who has been a member of the Board of Directors of the Fund for a period of at least 12 months, or has been a member of the Board of Directors since April 1, 1998, or is a successor of a Continuing Director who is unaffiliated with an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors of the Fund. The affirmative vote of at least 75% of the votes entitled to be cast thereon by shareholders of the Fund will be required to amend the Charter to change any of the provisions in this paragraph and the preceding paragraph.

          The affirmative votes of 75% of the entire Board of Directors and the holders of at least (i) 80% of the votes entitled to be cast thereon by the shareholders of the Fund and (ii) in the case of a Business Combination (as defined below), 66 2/3% of the votes entitled to be cast thereon by the shareholders of the Fund other than votes held by an Interested Party who is (or whose affiliate is) a party to a Business Combination (as defined below) or an affiliate or associate of the Interested Party, are required to authorize any of the following transactions:

               (i) merger, consolidation or statutory share exchange of the Fund with or into any other person;

               (ii) issuance or transfer by the Fund (in one or a series of transactions in any 12 month period) of any securities of the Fund to any person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding issuances or transfers of debt securities of the Fund, sales of securities of the Fund in connection with a public offering, issuances of securities of the Fund pursuant to a dividend reinvestment plan adopted by the Fund, issuances of securities of the Fund upon the exercise of any stock subscription rights distributed by the Fund and portfolio transactions effected by the Fund in the ordinary course of business;

               (iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund (in one or a series of transactions in any 12 month period) to or with any person or entity of any assets of the Fund having an aggregate fair market value of $1,000,000 or more except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Fund in the ordinary course of its business (transactions within clauses (i), (ii) and (iii) above being known individually as a "Business Combination");

               (iv) any voluntary liquidation or dissolution of the Fund or an amendment to the Fund's Charter to terminate the Fund's existence; or

               (v) unless the 1940 Act or federal law requires a lesser vote, any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets as to which shareholder approval is required under federal or Maryland law.

          However, the shareholder vote described above will not be required with respect to the foregoing transactions (other than those set forth in (v) above) if they are approved by a vote of 75% of the Continuing Directors. In that case, if Maryland law requires, the affirmative vote of a majority of votes entitled to be cast thereon shall be required. The Fund's By-Laws contain provisions the effect of which is to prevent matters, including nominations of directors, from being considered at a shareholders' meeting where the Fund has not received notice of the matters at least 60 days prior to the meeting (or 10 days following the date notice of such meeting is given by the Fund if less than 70 days' notice of such meeting is given by the Fund).

          The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interest of shareholders generally.

          Reference is made to the Charter and By-Laws of the Fund, on file with the Commission, for the full text of these provisions. See "Further Information." These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In the opinion of SBAM, however, these provisions offer several possible advantages. They may require persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund's ability to pursue long-term strategies that are consistent with its investment objectives.

         CUSTODIAN, TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

          [______________] will act as custodian for the Fund's assets. [__________ _____________________________] will act as the transfer agent, dividend paying agent and registrar for the Fund's Common Stock.

                                  UNDERWRITING

          Upon the terms and subject to the conditions contained in an Underwriting Agreement dated the date hereof, each Underwriter named below for whom [____________] and

[____________] are acting as representatives has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of shares of Common Stock set forth opposite the name of such Underwriter.


                                                              NUMBER OF
NAME                                                           SHARES
----                                                          ---------
 ............................................................
___________________ ........................................
___________________ ........................................
___________________ ........................................
         Total..............................................
                                                                ------

          The Underwriting Agreement provides that the obligations of the Underwriters to pay for and accept delivery of the shares of Common Stock offered hereby are subject to the approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to take and pay for all shares of Common Stock offered hereby if any are taken.

          The Underwriters propose to offer the shares of Common Stock offered hereby directly to the public at the public offering price set forth on the cover page of this Prospectus. There is no sale charge or underwriting discount charged to investors on purchases of shares of Common Stock in the offering. SBAM or an affiliate has agreed to pay the Underwriters from its own assets a commission in connection with the sale of shares of Common Stock in the offering in the amount of [$____] per share. Such payment is equal to [____%] of the initial public offering price per share. The Underwriters also have advised the Fund that from this amount the Underwriters may pay a concession to certain dealers not in excess of [$_____] per share on sales by such dealers. After the initial offering of the shares of Common Stock to the public, the public offering price and such concessions may be changed by the Underwriters. Investors must pay for any shares of Common Stock purchased on or before [________], 1998.

          The Fund has granted to the Underwriters options, exercisable within 45 days of this Prospectus, to purchase up to ________ additional shares of Common Stock at the same price to public as set forth on the cover page of this Prospectus. The Underwriters may exercise such options solely for the purpose of covering over-allotments, if any, incurred in the sale of the shares of Common Stock offered hereby. To the extent the Underwriters exercise such options, each of the Underwriters will be obligated, subject to certain conditions, to purchase the same proportion of such additional shares as the number of shares set forth opposite such Underwriter's name in the preceding table bears to ___________.

          The Fund and SBAM have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

          The Fund has agreed to pay the Underwriters [$______] as partial reimbursement of expenses incurred in connection with the offering.

          The Underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the Common Stock at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or the purchase of the Common Stock on behalf of an Underwriter for the purpose of fixing or maintaining the price of the Common Stock. A "covering transaction" is a bid for or purchase of the Common Stock on behalf of an Underwriter to reduce a short position incurred by the Underwriters in connection with the offering. A "penalty bid" is an arrangement permitting an Underwriter to reclaim the selling concession otherwise accruing to the Underwriters in connection with the offering if any of the Common Stock originally sold by the Underwriters is purchased in a covering transaction and has therefore not been effectively placed by the Underwriters. The Underwriters have advised the Fund that such transactions may be effected on the NYSE or otherwise and, if commenced, may be discontinued at any time.

          The Underwriters may act from time to time, during and subsequent to the completion of the offering of Common Stock hereunder, as a broker or dealer in connection with the execution of portfolio transactions for the Fund. See "Portfolio Transactions".

          Prior to the offering, there has been no public market for the Common Stock. Application will be made to list the Common Stock on the NYSE. However, during an initial period, which is not expected to exceed one week from the date of this Prospectus, the Common Stock will not be listed on any securities exchange. During such period, the Underwriters do not intend to make a market in the Common Stock. Consequently, it is anticipated that an investment in the Common Stock will be illiquid during such period. In order to meet the requirements for listing, the Underwriters have undertaken to sell lots of 100 or more to a minimum of 2,000 beneficial owners.

                                    EXPERTS

          The financial statement of the Fund included in this Prospectus has been so included in reliance on the report of ________________, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL MATTERS

          The validity of the shares offered hereby will be passed on for the Fund by Simpson Thacher & Bartlett, New York, New York, and certain legal matters in connection with the offering of the shares will be passed on for the Underwriters by [___________], New

York, New York. Counsel for the Fund and the Underwriters will rely, as to matters of Maryland law, on Piper & Marbury, Baltimore, Maryland.

                              FURTHER INFORMATION

          Further information concerning these securities and their issuer may be found in the Registration Statement of which this Prospectus constitutes a part on file with the Commission.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS


A DESCRIPTION OF THE RATING POLICIES OF MOODY'S AND S&P WITH RESPECT TO BONDS APPEARS BELOW.

MOODY'S CORPORATE BOND RATINGS

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

S&P'S CORPORATE BOND RATINGS

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher-rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

     Prime-1--Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by leading market positions in well-established industries, high rates or return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage rations, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Prime-3--Issuers (or related supporting institutions) rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3--Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B--Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     C--This rating is assigned to short-term debt obligations with a doubtful capacity for repayment.

          D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                   APPENDIX B

                  GENERAL CHARACTERISTICS AND RISKS OF HEDGING
                        AND OTHER STRATEGIC TRANSACTIONS

     The Fund may engage in certain hedging and other strategic transactions. The Fund will engage in such activities from time to time in SBAM's discretion, and may not necessarily be engaging in such activities when movements occur in interest rates that could affect the value of the assets of the Fund. The Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

INTEREST RATE TRANSACTIONS

     The Fund may enter into interest rate swaps and may purchase interest rate caps, floors and collars and may sell interest rate caps, floors and collars that it has purchased. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to manage the duration of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to further the Fund's investment objectives and policies. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment date. To the extent these Derivative Transactions are entered into for good faith hedging purposes, the Fund's Investment Manager and Investment Adviser believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will accrue the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap on a daily basis and will segregate with a custodian an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess. The Fund will not enter into any interest rate swap, cap, floor or collar transaction unless the other party thereto has been determined by SBAM to be creditworthy at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are less liquid than swaps.

PUT AND CALL OPTIONS ON SECURITIES AND INDICES

     The Fund may purchase and sell put and call options on securities and indices based upon the prices of securities. A put option on a security gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Fund may also purchase and sell options on indices based upon the prices of securities ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater, in the case of a call, or less in the case of a put, than the exercise price of the option. The purchase of a put option on a security would be designed to protect against a decline in the market value of a security held by the Fund. A call option on a security gives the purchaser of the option the right to buy and the writer the obligation to sell the underlying security at the exercise price during the option period. The purchase of a call option on a security would be intended to protect the Fund against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Fund will experience a loss in the amount of the option premium plus any related commissions. When the Fund sells put and call options, it receives a premium as the seller of the option. The premium that the Fund receives for writing the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty to such contract. Listed options are issued by the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options.

     All such call options sold (written) by the Fund will be "covered" as long as the call is outstanding (i.e., the Fund will own the instrument subject to the call or other securities or assets acceptable under applicable segregation and coverage rules). All such put options sold (written) by the Fund will be secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price.

     The Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent upon the existence of a liquid secondary market. Among the possible reasons for the absence of a liquid secondary market on an exchange are:

(i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Fund must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Characteristics. The Fund may purchase and sell futures contracts on interest rates and securities indices and purchase and sell (write) put and call options on such futures contracts traded on recognized domestic exchanges as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

     Margin Requirements. At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Fund will pay may range from approximately 1% to approximately 5% of the value of the instruments underlying the contract. In certain circumstances, however, such as during periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased in the future pursuant to regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

     Limitations on Use of Futures Contracts and Options on Futures Contracts. The Fund's use of futures contracts and options on futures contracts will in all cases be consistent with applicable regulatory requirements and in particular, the rules and regulations of the CFTC. In addition, the Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities.

     The Fund may engage in transactions in futures contracts or options thereon for speculative purposes or as a hedge against changes resulting from market conditions in the values of securities in its portfolio. The Fund may enter into futures contracts or options thereon for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio; provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, a segregated account of cash or cash equivalents will be maintained and marked to market in an amount equal to the market value of the contract. SBAM reserves the right to comply with such different standards as may be established from time to time by CFTC rules and regulations with respect to the purchase and sale of futures contracts and options thereon.

     Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars, and options on securities, indices and futures contracts sold by the Fund are generally subject to segregation and coverage requirements established by either the CFTC or the Commission, with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments. Such amounts will fluctuate as the market value of the obligations increases or decreases. The segregation requirement can result in the Fund maintaining positions it would otherwise liquidate and consequently segregating assets with respect thereto at a time when it might be disadvantageous to do so. In addition, with respect to futures contracts purchased by the Fund, the Fund will also be subject to the segregation requirements with respect to the value of the instruments underlying the futures contract.

     Derivative Transactions present certain risks. In particular, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's positions. In addition, certain hedging instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to close out a transaction in certain of these instruments without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Fund to hedge successfully will depend on SBAM's ability to predict pertinent market movements, which cannot be assured. Finally, the daily variation margin deposit requirements in futures contracts that the Fund has sold create an ongoing greater potential financial risk than do transactions in which the Fund has purchased options where the exposure is limited to the cost of the initial premium and transaction costs paid by the Fund. While the Fund may enter into Derivative Transactions to hedge all or a portion of its portfolio, changes in the directions of markets that are the subject of a hedge and fluctuations in interest rates may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Losses due to Derivative Transactions will reduce the Fund's net asset value.

     The Fund's investments in Derivative Transactions may be limited by certain provisions of the Internal Revenue Code of 1986, as amended. See "Taxation" in this Prospectus.

CURRENCY TRANSACTIONS

     As discussed in the Prospectus, the Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. The types of currency transactions the Fund may engage in are described in the Prospectus. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

     Currency transactions are subject to risks different from other portfolio transactions. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging.

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, ITS INVESTMENT ADVISER OR THE UNDERWRITERS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUND SINCE THE DATE HEREOF OR THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO ITS DATE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCE IN WHICH SUCH AN OFFER OR SOLICITATION IS UNLAWFUL.

                                ---------------


                               TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----
Prospectus Summary......................................................    4
Risk Factors and Special Considerations.................................    9
Fee Table...............................................................   20
The Fund................................................................   21
Use of Proceeds.........................................................   21
Investment Objective and Policies.......................................   22
Additional Investment Activities........................................   27
Investment Restrictions.................................................   36
Management of the Fund..................................................   38
Portfolio Transactions..................................................   44
Dividends and Distributions; Dividend Reinvestment
  and Cash Purchase Plan................................................   46
Taxation................................................................   48
Net Asset Value.........................................................   55
Description of Capital Stock............................................   55
Custodian, Transfer Agent, Dividend Paying Agent and Registrar..........   59
Underwriting............................................................   60
Experts.................................................................   61
Legal Matters...........................................................   61
Further Information.....................................................   63
Appendix A: Ratings.....................................................  A-1
Appendix B: Derivatives.................................................  B-1

================================================================================


                              [__________] SHARES



                                SALOMON BROTHERS
                                   HIGH YIELD
                                 BOND FUND INC



                         Common Stock ($.001 par value)



                                ---------------


                                   PROSPECTUS

                                  _____, 1998


                              -------------------


================================================================================

     UNTIL ______, 1998, ALL DEALERS EFFECTING TRANSACTIONS IN THE COMMON STOCK, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS DELIVERY REQUIREMENT IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
     (1)  Financial Statements(1)
     (2)  (a)      -- Articles of Incorporation
          (b)      -- By-Laws(1)
          (c)      -- Not Applicable
          (d)      -- Specimen Stock Certificate(1); Articles V and VIII of
                      Registrant's Articles of Incorporation are incorporated herein by reference.
          (e)      -- Automatic Dividend Reinvestment and Cash Purchase Plan(1)
          (f)      -- Not Applicable
          (g)      -- Management Contract(1)
          (h) (1)  -- Form of Underwriting Agreement(1)
              (2)  -- Form of Master Agreement Among Underwriters(1)
          (i)      -- Not Applicable
          (j)      -- Custodian Agreement(1)
          (k)      -- Not Applicable
          (l)      -- Opinion and Consent of Counsel(1)
          (m)      -- Not Applicable
          (n)      -- Consent of independent accountants(1)
          (o)      -- Not Applicable
          (p)      -- Not Applicable
          (q)      -- Not Applicable
          (r)      -- Financial Data Schedule(1)

------------
(1)  To be filed by amendment.

ITEM 25.  MARKETING ARRANGEMENTS

     See Exhibit 2(h) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

          The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


SEC Registration fees................................................  $295

New York Stock Exchange listing fee..................................

Printing and engraving expenses......................................

Auditing fees and expenses...........................................

Legal fees and expenses..............................................

NASD Fees............................................................

Miscellaneous........................................................
                                                                       ----
   Total.............................................................  $
                                                                       ====


ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not Applicable.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES


                                                  NUMBER OF
TITLE OF CLASS                                  RECORD HOLDERS
--------------                                  --------------
Common Stock, par value $.001 per share........     None


ITEM 29.  INDEMNIFICATION

          Under the Fund's Articles of Incorporation and By-Laws, the directors and officers of the Company and Fund will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrant or its security-holders to which he or she would otherwise be subject by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF ADVISER

          For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Inc ("SBAM"), reference is made to SBAM's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Registrant are maintained at the office of SBAM at Seven World Trade Center, New York, New York 10048.

ITEM 32.  MANAGEMENT SERVICES

          Not applicable.

ITEM 33.  UNDERTAKINGS

          (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

          (2)  Not applicable.

          (3)  Not applicable.

          (4)  Registrant undertakes:

               a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

               (1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

               (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

               (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

               b. that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

               c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

          (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

          Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

          (6)  Not Applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of New York, State of New York on the 20th day of March, 1998.

                                SALOMON BROTHERS HIGH YIELD BOND FUND INC


                                By: /s/ HEATH B. MCLENDON
                                   ---------------------------------
                                     Heath B. McLendon
                                     President


                                By: /s/ ALAN M. MANDEL
                                   ---------------------------------
                                     Alan M. Mandel
                                     Treasurer & Chief Financial Officer


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the date indicated.

        SIGNATURE                     TITLE                   DATE
        ---------                     -----                   ----

  /s/   Heath B. McLendon   Sole Director and President   March 20, 1998
---------------------------
        Heath B. McLendon

                        SCHEDULE OF EXHIBITS TO FORM N-2



  EXHIBIT                                                       PAGE
  NUMBER       EXHIBIT                                         NUMBER
  -------      -------                                         ------

Exhibit A      Articles of Incorporation.....................